GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL

The changes in the carrying amount of goodwill during the years ended December 31, 2022, 2023 and 2024 are as follows:

	PRC and other Subsidiaries	Ninjas in Pyjamas	Consolidated
Balance at December 31, 2021	$32,282,349	$-	$32,282,349
Addition	-	-	-
Exchange difference	(2,455,391)	-	(2,455,391)
Balance at December 31, 2022	$29,826,958	$-	$29,826,958
Addition	-	109,396,758	109,396,758
Exchange difference	(851,550)	3,030,161	2,178,611
Balance at December 31, 2023	$28,975,408	$112,426,919	$141,402,327
Addition	1,695,318	-	1,695,318
Exchange difference	(856,993)	(10,330,892)	(11,187,885)
Balance at December 31, 2024	$29,813,733	$102,096,027	$131,909,760